Business Combinations, Acquisitions and Non-controlling Interest - Summary of Selected Financial Data From Consolidated Statements of Financial Position (Detail) $ in Thousands, $ in Millions	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Assets:
Current assets	$ 361,003,710	$ 18,595	$ 404,156,669
Total assets	1,618,099,344	83,347	1,689,649,849	$ 1,625,048,227
Liabilities and equity:
Current liabilities	488,876,954	25,181	534,012,766
Non-current liabilities	691,393,117	35,613	701,595,357
Total liabilities	1,180,270,071	60,794	1,235,608,123	1,309,930,609
Equity attributable to equity holders of the parent	373,804,704	19,255	389,634,927
Non-controlling interest	64,024,569	3,298	64,406,799
Total equity	437,829,273	22,553	454,041,726	$ 315,117,618	$ 226,906,865
Total liabilities and equity	1,618,099,344	$ 83,347	1,689,649,849
Subsidiaries with material non-controlling interests [member]
Assets:
Current assets	28,648,246		39,781,192
Non-current assets	126,125,904		142,407,870
Total assets	154,774,150		182,189,062
Liabilities and equity:
Current liabilities	50,106,617		68,795,807
Non-current liabilities	47,420,775		58,312,238
Total liabilities	97,527,392		127,108,045
Equity attributable to equity holders of the parent	29,173,281		28,066,198
Non-controlling interest	28,073,477		27,014,819
Total equity	57,246,758		55,081,017
Total liabilities and equity	$ 154,774,150		$ 182,189,062